Quarterly Financial Information (Schedule of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Interest income	$ 8,766	$ 8,474	$ 8,401	$ 8,313	$ 8,502	$ 8,871	$ 8,772	$ 9,058	$ 33,954	$ 35,203
Interest and Dividend Income, Operating	8,766	8,474	8,401	8,313	8,502	8,871	8,772	9,058	33,954	35,203
Interest expense	1,703	1,603	1,599	1,624	1,765	1,844	1,915	2,250	6,529	7,774
Net interest income	7,063	6,871	6,802	6,689	6,737	7,027	6,857	6,808	27,425	27,429
Provision for loan losses	800	600	300	650	800	1,000	1,000	1,200	2,350	4,000
Net interest income after provision for loan losses	6,263	6,271	6,502	6,039	5,937	6,027	5,857	5,608	25,075	23,429
Noninterest income	1,471	1,650	1,658	1,825	2,008	1,774	1,841	1,715	6,604	7,338
Noninterest expense	5,862	5,935	6,074	6,126	6,135	5,999	6,204	5,959	23,997	24,297
Income before provision for income taxes	1,872	1,986	2,086	1,738	1,810	1,802	1,494	1,364	7,682	6,470
Provision for income taxes	606	684	739	538	643	606	518	459
Net income	1,266	1,302	1,347	1,200	1,167	1,196	976	905	5,115	4,244
Preferred stock dividends and discount accretion		119	465	404	408	397	401	396	988	1,602
Income available to common shareholders	1,266	1,183	882	796	759	799	575	509	4,127	2,642
Net income per common share - Basic	$ 0.17	$ 0.15	$ 0.12	$ 0.11	$ 0.10	$ 0.10	$ 0.08	$ 0.07	$ 0.55	$ 0.35
Net income per common share - Diluted	$ 0.17	$ 0.15	$ 0.11	$ 0.10	$ 0.10	$ 0.10	$ 0.07	$ 0.07	$ 0.53	$ 0.34
Parent Company Only [Member]
Interest income									761	761
Interest and Dividend Income, Operating									761	761
Interest expense									287	345
Net interest income									474	416
Net income									5,115	4,244
Preferred stock dividends and discount accretion									988	1,602
Income available to common shareholders									$ 4,127	$ 2,642